FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Investments	$ 4,767	$ 69	$ 41
Deferred share units	6,389	$ 2,138
Total [Member]
Disclosure of fair value measurement of assets [line items]
Investments	4,767
Trade and other receivables	20,144
Total financial assets	24,911
Deferred share units	6,389
Total financial liabilities	6,389
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	4,270
Trade and other receivables	11,389
Total financial assets	15,659
Deferred share units	6,389
Total financial liabilities	6,389
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	497
Trade and other receivables	8,755
Total financial assets	9,252
Deferred share units	0
Total financial liabilities	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	0
Trade and other receivables	0
Total financial assets	0
Deferred share units	0
Total financial liabilities	$ 0